Principal Funds, Inc.

Supplement dated December 16, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016,
June 17, 2016, June 30, 2016, July 29, 2016, August 5, 2016, September 16, 2016,
September 22, 2016, November 2, 2016, and November 15, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.
Delete references to the following funds from this prospectus: SmallCap, SmallCap Growth I, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds. See the Principal Funds, Inc. Prospectus dated November 22, 2016 for current information on these Funds.

SUMMARY FOR CORE PLUS BOND FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR DIVERSIFIED INTERNATIONAL FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR EQUITY INCOME FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR GOVERNMENT & HIGH QUALITY BOND FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR INCOME FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR INFLATION PROTECTION FUND
Effective December 19, 2016, in the Management section, under Sub-Advisor and Portfolio Managers, delete information for Gargi Chaudhuri, and add the following to the alphabetical list of portfolio managers:
Chris Allen (since 2016), Managing Director
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR INTERNATIONAL EMERGING MARKETS FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR INTERNATIONAL FUND I
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR LARGECAP GROWTH FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR LARGECAP GROWTH FUND I
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR LARGECAP GROWTH FUND II
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR LARGECAP GROWTH S&P 500 INDEX FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR LARGECAP VALUE FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR LARGECAP VALUE FUND III
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR MIDCAP FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR MIDCAP GROWTH FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR MIDCAP GROWTH FUND III
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR MIDCAP S&P 400 INDEX FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR MIDCAP VALUE FUND I
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR MIDCAP VALUE III FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR OVERSEAS FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL CAPITAL APPRECIATION FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME STRATEGIC INCOME FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2010 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2015 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2020 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2025 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2030 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2035 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2040 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2045 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2050 FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2055 FUND
In the Average Annual Total Returns table, change “S&P Target Date 2055+ Index” to “S&P Target Date 2055 Index”.
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR PRINCIPAL LIFETIME 2060 FUND
In the Average Annual Total Returns table, change “S&P Target Date 2055+ Index” to “S&P Target Date 2055 Index”.
Effective December 31, 2016, insert a row above “S&P Target Date 2055 Index”, and add the following:

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	(0.66)%	8.21%
Effective December 31, 2016, add the following after the paragraph that begins, “After-tax returns are calculated . . .”:
Effective December 31, 2016, the Fund’s primary benchmark changed from S&P Target Date 2055 Index to the S&P Target Date 2060+ Index because of the recent availability of the index which more closely aligns with the investment approach of the Fund.
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR REAL ESTATE SECURITIES FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

SUMMARY FOR SHORT-TERM INCOME FUND
In the Purchase and Sale of Fund Shares section, add the following:
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

MANAGEMENT OF THE FUNDS
Effective December 19, 2016, in The Sub-Advisors section, under Sub-Advisor: BlackRock Financial Management, Inc., delete references to Gargi Chaudhuri, and add the following to the alphabetical list of portfolio managers:
Chris Allen has been with BlackRock since 2004. He earned an M.A. degree in Mathematics from Oxford University. Mr. Allen has earned the right to use the Chartered Financial Analyst designation.
Effective January 1, 2017, in The Sub-Advisors section, under Sub-Advisor: Post Advisory Group, LLC, delete the paragraph and substitute the following:

Sub-Advisor:
Post Advisory Group, LLC (“Post”), 2049 Century Park East, Suite 3050, Los Angeles, CA 90067, founded in 1992, is a global investment manager specializing in high yield securities with a multistrategy, value-oriented investment approach.

PURCHASE OF FUND SHARES
Under Eligible Purchasers, insert the following after the Money Market Fund section:
Class R-1 and Class R-2 Shares
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. However, if a retirement plan currently offers Class R-1 or Class R-2, such plans will be allowed to continue to invest in these share classes through: Funds they currently offer in their plans or Funds they add to their plans.

CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Under One-Time Fee - Initial Sales Charge, in the Initial Sales Charge Reduction section, delete the second paragraph and replace with the following:

(2)
Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13-month period. If the intended investment is not made (or shares are sold during the 13-month period), sufficient shares will be sold to pay the additional sales charge due. If a shareholder who signs an SOI dies within the 13-month period, no additional front-end sales charge will be required and the SOI will be considered met. An SOI is not available for 401(a) plan purchases.